Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 14. STOCKHOLDERS’ EQUITY

Common stock — The Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.0001 per share. As of March 31, 2025, there were 35,385,662 shares of common stock issued and outstanding. As of December 31, 2024, there were 36,499,662 shares of common stock issued and outstanding, which included the 1,850,000 shares of common stock that were converted from 18,500 shares of preferred stock in August 2024. In January 2025, the conversion of such preferred stock was reversed by the Company’s transfer agent. Each share of Common Stock has one vote and has similar rights and obligations.

On October 11, 2023, ECD closed the transaction memorialized in the Securities Purchase Agreement, dated October 6, 2023 (the “Humble SPA”) by and between ECD and Defender SPV LLC (the “Investor”) pursuant to which ECD agreed to issue to the Investor (i) 39,000 shares of Series A Convertible Preferred Stock of the Company convertible into shares of ECD Common Stock; (ii) 1,100,000 shares of ECD Common Stock; (iii) a warrant to acquire 1,091,525 additional shares of ECD Common Stock; and (iv) a warrant to acquire 15,819 shares of ECD Series A Preferred Stock, for a purchase price equal to $300,000.

Common Stock Issuances

On January 13, 2025, pursuant to the January 2025 SPA, the Company issued 500,000 shares of common stock.

On February 21, 2025, pursuant to the Advisor consulting agreement, as defined below, the Company issued 236,000 shares of common stock.

Warrants - As part of EFHAC’s initial public offering (“IPO”), EFHAC issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, EFHAC completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share.

As of March 31, 2025 and December 31, 2024, there were 11,500,000 Public Warrants and 257,500 Private Warrants outstanding.

The Public Warrants and the Private Warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share.

The Company accounts for the 11,757,500 warrants issued in connection with the IPO in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

In connection with the December 2023 Convertible Note the Company issued 1,091,525 common share warrants and 15,819 preferred share warrants, in connection with the August 2024 Convertible Note the Company issued 79,673 common share warrants and in connection with the January 2025 Convertible Note the Company issued 398,364 common share warrants to ATW (the “ATW warrants”). The ATW warrants expire on the seventh anniversary of the issuance date and are exercisable on any day after the initial date on which either (i) the shares of Common Stock are registered under the 1934 Act or (ii) any publicly traded common equity (or equivalent security) of any Successor Entity are issued in exchange for the Common Stock in the applicable Business Combination or other similar transaction (the “Public Company Date”). The Company accounts for the ATW warrants as a liability and the warrants are measured at fair value with subsequent changes in fair value recorded in earnings in accordance with the guidance contained in ASC 815.

On August 8, 2024, the Company entered into a subscription agreement with Second Investor pursuant to which the Company issued 100,000 warrants (the “Duncan Warrants”). The Duncan Warrants have a termination date of August 8, 2026, and are exercisable at any time on or after the issue date. The Company accounts for the Duncan Warrants in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Share-based Compensation

The Company has adopted the Equity Incentive Plan (the “Plan”), which plan was approved by stockholders at a Special Meeting. The purposes of the Plan is to promote the interests of the Company and the stockholders of Company by providing (i) executive officers and other employees of the Company and its Subsidiaries (as defined below), (ii) certain consultants and advisors who perform services for the Company and its Subsidiaries and (iii) non-employee members of the Board with appropriate incentives and rewards to encourage them to enter into and continue in the employ and service of the Company and to acquire a proprietary interest in the long-term success of the Company, as well as to reward the performance of these individuals in fulfilling their personal responsibilities for long-range and annual achievements. Eligible individuals under the Plan may receive awards of Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Awards and Other Stock-Based Awards.

The maximum number of shares reserved for the grant of awards under the Plan shall be 400,000. No recipient under the Plan may be awarded more than 100,000 shares in any calendar year, and the maximum number of shares underlying awards of Options and Stock Appreciation Rights that may be granted to an Award Recipient in any calendar year is 100,000.

The authority to manage the operation of and administer the Plan shall be vested in a committee (the “Committee”), which shall have all the powers vested in it by the terms of the Plan, including exclusive authority to select the participants to the Plan; to make awards; to determine the type, size, terms and timing of the awards (which need not be uniform); to accelerate the vesting of awards granted pursuant to the Plan, including upon the occurrence of a change of control of the Company; to prescribe the form of the award agreement; to modify, amend or adjust the terms and conditions of any award; to adopt, alter and repeal such administrative rules, guidelines and practices governing the Plan as it shall, from time to time, deem advisable; to interpret the terms and provisions of the Plan and any award issued pursuant to the Plan. The Committee shall be selected by the Board of Directors and shall consist solely of non-employee directors within the meaning of Rule 16b-3 that are outside directors within the meaning of Code Section 162(m).

Grants may be made under the Plan through the tenth (10th) anniversary of the date it is adopted by the Board and approved by the Committee. Awards outstanding as of the date of termination of the Plan shall not be affected or impaired by the termination of the Plan.

As of March 31, 2025, no awards were granted under the Equity Incentive Plan. Each of its four non-employee directors were expected to receive a one-time grant of stock options to purchase up to 15,000 shares of Common Stock, exercisable at a purchase price which shall be equal to 110% of the price per share of the Common Stock at the Closing Date. In addition, in the first quarter of 2024 the Company entered into a consulting agreement whereby it issued 100,000 fully paid up non-forfeitable shares of restricted common stock. The shares were issued in the three months ended June 30, 2024 All shares of Company restricted common stock will be subject to a 12-month lock-up period from the time of issuance.

In February 2024, the Company entered into a one-year consulting agreement (the “Agreement”) with an investor relations firm for the purposes of developing, implementing and maintaining an ongoing stock market support system for the Company with the general objective of expanding awareness in the Company. In connection with this agreement, the Company has committed to pay $14,500 per month for the first four months of service and $12,500 per month thereafter. The Company also issued 100,000 shares of restricted common stock on May 9, 2024. All shares of Company restricted Company common stock will be subject to a 12-month lock up from the time of issuance. The agreement also provides for incentive shares as follows:

●	If within six (6) months of the Effective Date of the Agreement, investors hold 2.5 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within six (6) months of the Effective Date of the Agreement, investors hold 5.0 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within six (6) months of the Effective Date of the Agreement, investors hold 10.0 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within nine (9) months of the Effective Date of the Agreement the ten (10) day Volume Weighted Average Price (“VWAP”) of Company common stock equals or exceeds $1.90 per share, the Company will issue 50,000 shares of restricted Company common stock to the investor relations firm within ten (10) days of achieving such milestone. All VWAP calculations shall exclude a ten (10) day trading period following any publicly announced M&A transaction.

●	If within twelve (12) months of the Effective Date of the Agreement the ten (10) day Volume Weighted Average Price (“VWAP”) of Company common stock equals or exceeds $3.90 per share, the Company will issue 50,000 shares of restricted Company common stock to the investor relations firm on the twelve (12) month anniversary of the Effective Date. All VWAP calculations shall exclude a ten (10) day trading period following any publicly announced M&A transaction.

For the three months ended March 31, 2024, the Company recognized $60,000 for the 100,000 share issuance of fully paid up and non-forfeitable shares at a weighted average grant date fair value of $0.60, and $20,000 for the incentive shares with market conditions, based on a weighted average grant date fair value of $0.23 per share. The fair value of the shares issued was determined utilizing level 2 inputs including the Company’s stock price and incorporating a discount for lack of marketability due to the lock-up period. The fair value of the incentive shares with market conditions was determined by utilizing a Monte Carlo simulation model with Level 2 inputs. The key inputs are presented in the table below:

	Valuation as of February 13, 2024
	Initial shares	Tranche 1	Tranche 2
Stock price	$0.8	$0.8	$0.8
Volatility	97.1%	97.1%	97.1%
Remaining term	0.75	1.00	1.00
Risk-free rate	5.03%	4.87%	4.87%

In January 2025, pursuant to the employment agreement for the Company’s Chief Financial Officer the Company recognized stock-based compensation for 100,000 shares of the Company’s common stock, valued at the market price of the Company’s common stock on January 2, 2025 of $0.94 per share, or $94,000. The share-based compensation is recorded in addition paid-in-capital in the accompanying condensed consolidated statement of changes in stockholders’ deficit.

In February 2025, the Company entered into a thirteen month consulting agreement (the “Second Agreement”) with an advisory firm (the “Advisors”) for business advisory services. In connection with this agreement, the Company recognized stock-based compensation and issued 236,000 shares of the Company’s common stock, valued at the market price of the Company’s common stock on February 25, 2025 of $0.889 per share, or $212,164.

In March 2025, into a one month consulting agreement (the “Third Agreement”) with the Advisors for business advisory services. In connection with this agreement, the Company recognized stock-based compensation for 150,000 shares of the Company’s common stock, valued at the market price of the Company’s common stock on March 28,2025 of $0.587 per share, or $88,050. The share-based compensation is recorded in addition paid-in-capital in the accompanying condensed consolidated statement of changes in stockholders’ deficit.

On March 31, 2025, the Company entered into the second amendment to the Consulting Agreement with David W. Miller II. Pursuant to the terms of the second amendment, the Company will be issuing 500,000 bonus shares of Company common stock to replace cash payments for the consulting fees in the aggregate of $30,000 for the months of January through March 2025 and a $250,000 cash bonus, for a total value of $293,500. The share-based compensation is recorded in addition paid-in-capital in the accompanying condensed consolidated statement of changes in stockholders’ deficit.

For the three months ended March 31, 2025 and 2024, pursuant to the compensation plan for the Company’s non-employee directors in which the non-employee directors will receive a payment of $12,500 per each quarterly meeting, the Company recognized $25,000 and $37,500, respectively, of stock-based compensation. The accrued stock issuance is presented as a share issuance liability in the accompanying condensed consolidated balance sheet.

NOTE 17. STOCKHOLDERS’ DEFICIT

Common stock — The Company is authorized to issue 1,000,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2024 and 2023, there were 36,199,662 shares outstanding including the 1,850,000 shares of common stock that were converted from 18,500 shares of preferred stock in August 2024. In January 2025, the conversion of such preferred shares was reversed by the Company’s transfer agent (See Note 18). As of December 31, 2023, there were 31,874,662 shares of common stock issued and outstanding. Each share of Common Stock has one vote and has similar rights and obligations.

On October 11, 2023, ECD closed the transaction memorialized in the Securities Purchase Agreement, dated October 6, 2023 (the “Humble SPA”) by and between ECD and Defender SPV LLC (the “Investor”) pursuant to which ECD agreed to issue to the Investor (i) 39,000 shares of Series A Convertible Preferred Stock of the Company convertible into shares of ECD Common Stock; (ii) 1,100,000 shares of ECD Common Stock; (iii) a warrant to acquire 1,091,525 additional shares of ECD Common Stock; and (iv) a warrant to acquire 15,819 shares of ECD Series A Preferred Stock, for a purchase price equal to $300,000.

In advance of the Business Combination Closing, the Investor provided the Company a Conversion Notice to convert 14,000 shares of its Humble Series A Convertible Preferred Stock into 1,400,000 shares of common stock of Humble (“Humble Common Stock”). Following the Lender’s conversion of 14,000 shares of Humble Series A Convertible Preferred Stock, the Lender held 25,000 shares of Humble Series A Convertible Preferred Stock and an aggregate of 2,500,000 shares of Humble Common Stock.

Common Stock Issuances

On August 8, 2024, the Company entered into a subscription agreement with Theodore Duncan (the “Second Investor”) pursuant to which the Company agreed to issue to the Second Investor 1,000,000 shares of common stock and 100,000 warrants for an aggregate subscription price of $1,000,000.

On August 11, pursuant to the satisfaction of the terms in the Original Asset Purchase Agreement the Company issued 1,250,000 shares of common stock.

On August 30, 2024, the holders of 18,500 shares of Series A Convertible Preferred Stock redeemed such shares for 1,850,000 shares of common stock.

On December 27, 2024, the Company issued 300,000 shares of Common Stock to Defender SPV LLC pursuant to the securities purchase agreement and the August 2024 Convertible Note.

Warrants — As part of EFHAC’s initial public offering (“IPO”), EFHAC issued warrants to third-party investors where each whole warrant entitles the holder to purchase one share of the Company’s common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, EFHAC completed the private sale of warrants where each warrant allows the holder to purchase one share of the Company’s common stock at $11.50 per share. At December 31, 2024 and 2023, there are 11,500,000 Public Warrants and 257,500 Private warrants outstanding.

The Public Warrants and the Private Warrants expire on the fifth anniversary of the Business Combination or earlier upon redemption or liquidation and are exercisable commencing 30 days after the Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder.

Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

●	if, and only if, the reported last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share.

The Company accounts for the 11,757,500 warrants issued in connection with the IPO in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

On August 8, 2024, the Company entered into a subscription agreement with Second Investor pursuant to which the Company issued 100,000 warrants (the “Duncan Warrants”). The Duncan Warrants have a termination date of August 8, 2026, and are exercisable at any time on or after the issue date. The Company accounts for the Duncan Warrants in accordance with the guidance contained in ASC 815. Such guidance provides that the warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Share-based Compensation

The Company has adopted the Equity Incentive Plan, which plan was approved by stockholders at the Special Meeting. The purposes of the Plan is to promote the interests of the Company and the stockholders of Company by providing (i) executive officers and other employees of the Company and its Subsidiaries (as defined below), (ii) certain consultants and advisors who perform services for the Company and its Subsidiaries and (iii) non-employee members of the Board with appropriate incentives and rewards to encourage them to enter into and continue in the employ and service of the Company and to acquire a proprietary interest in the long-term success of the Company, as well as to reward the performance of these individuals in fulfilling their personal responsibilities for long-range and annual achievements. Eligible individuals under the Plan may receive awards of Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Awards and Other Stock-Based Awards.

The maximum number of shares reserved for the grant of awards under the Plan shall be 400,000. No recipient under the Plan may be awarded more than 100,000 shares in any calendar year, and the maximum number of shares underlying awards of Options and Stock Appreciation Rights that may be granted to an Award Recipient in any calendar year is 100,000.

The authority to manage the operation of and administer the Plan shall be vested in a committee (the “Committee”), which shall have all the powers vested in it by the terms of the Plan, including exclusive authority to select the participants to the Plan; to make awards; to determine the type, size, terms and timing of the awards (which need not be uniform); to accelerate the vesting of awards granted pursuant to the Plan, including upon the occurrence of a change of control of the Company; to prescribe the form of the award agreement; to modify, amend or adjust the terms and conditions of any award; to adopt, alter and repeal such administrative rules, guidelines and practices governing the Plan as it shall, from time to time, deem advisable; to interpret the terms and provisions of the Plan and any award issued pursuant to the Plan. The Committee shall be selected by the Board of Directors and shall consist solely of non-employee directors within the meaning of Rule 16b-3 that are outside directors within the meaning of Code Section 162(m).

Grants may be made under the Plan through the tenth (10th) anniversary of the date it is adopted by the Board and approved by the Committee. Awards outstanding as of the date of termination of the Plan shall not be affected or impaired by the termination of the Plan.

As of December 31, 2024, no awards were granted under the Equity Incentive Plan. Each of its four non-employee directors were expected to receive a one-time grant of stock options to purchase up to 15,000 shares of Common Stock, exercisable at a purchase price which shall be equal to 110% of the price per share of the Common Stock at the Closing Date. In addition, in the first quarter of 2024 the Company entered into a consulting agreement whereby it issued 100,000 fully paid up non-forfeitable shares of restricted common stock. The shares were issued in the three months ended June 30, 2024 All shares of Company restricted common stock will be subject to a 12-month lock-up period from the time of issuance.

In February 2024, the Company entered into a one-year consulting agreement (the “Agreement”) with an investor relations firm for the purposes of developing, implementing and maintaining an ongoing stock market support system for the Company with the general objective of expanding awareness in the Company. In connection with this agreement, the Company has committed to pay $14,500 per month for the first four months of service and $12,500 per month thereafter. The Company also issued 100,000 shares of restricted Company common stock on May 9, 2024. All shares of Company restricted Company common stock will be subject to a 12-month lock up from the time of issuance. The agreement also provides for incentive shares as follows:

●	If within six (6) months of the Effective Date of the Agreement, investors hold 2.5 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within six (6) months of the Effective Date of the Agreement, investors hold 5.0 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within six (6) months of the Effective Date of the Agreement, investors hold 10.0 million or more shares of Company common stock as a result of the investor relations firm introductions, the Company will issue 25,000 shares of restricted Company common stock to the investor relation firm with in ten (10) days of achieving such milestone.

●	If within nine (9) months of the Effective Date of the Agreement the ten (10) day Volume Weighted Average Price (“VWAP”) of Company common stock equals or exceeds $1.90 per share, the Company will issue 50,000 shares of restricted Company common stock to the investor relations firm within ten (10) days of achieving such milestone. All VWAP calculations shall exclude a ten (10) day trading period following any publicly announced M&A transaction.

●	If within twelve (12) months of the Effective Date of the Agreement the ten (10) day Volume Weighted Average Price (“VWAP”) of Company common stock equals or exceeds $3.90 per share, the Company will issue 50,000 shares of restricted Company common stock to the investor relations firm on the twelve (12) month anniversary of the Effective Date. All VWAP calculations shall exclude a ten (10) day trading period following any publicly announced M&A transaction.

For the year ended December 31, 2024, the Company recognized $59,149 for the 100,000 share issuance of fully paid up and non-forfeitable shares at a weighted average grant date fair value of $0.59, and $22,810 for the incentive shares with market conditions, based on a weighted average grant date fair value of $0.31 per share for the 50,000 shares in Tranche 1 and $0.15 per share for the 50,000 shares in Tranche 2. The fair value of the shares issued was determined utilizing level 2 inputs including the Company’s stock price and incorporating a discount for lack of marketability due to the lock-up period. The fair value of the incentive shares with market conditions was determined by utilizing a Monte Carlo simulation model with Level 2 inputs. The key inputs are presented in the table below:

	Valuation as of February 13, 2024
	Initial shares	Tranche 1	Tranche 2
Stock price	$0.8	$0.8	$0.8
Volatility	97.1%	97.1%	97.1%
Remaining term	0.75	1.00	1.00
Risk-free rate	5.03%	4.87%	4.87%

On June 11, 2024, the Company entered into a marketing service agreement (the “Marketing Service Agreement”) with an advisory firm. In connection with the Marketing Service Agreement, the Company agreed to pay the advisory firm $100,000 worth of shares of the Company’s common stock. The advisory services commenced on June 12, 2024 (the “Effective Date”). The number of shares issued was based on the closing price of the Company’s common stock on the Effective Date. For the year ended December 31, 2024, the Company has recorded $100,000 of equity compensation expense included in general and administrative expenses in the accompanying statements of operations.